ACQUISITIONS AND INTANGIBLE ASSETS, NET - Schedule of Possible Triggering Events (Details) - Oak Street $ in Thousands	Dec. 31, 2021 USD ($) shares
Asset Acquisition [Line Items]
Potential cash earnout payment	$ 255,967
Potential unit earnout (in units) | shares	26,074,330
First Oak Street Earnout | Contingent consideration:
Asset Acquisition [Line Items]
Quarterly Management Fee Trigger	$ 22,000
Potential cash earnout payment	$ 81,250
Potential unit earnout (in units) | shares	0
First Oak Street Earnout | Compensation:
Asset Acquisition [Line Items]
Quarterly Management Fee Trigger	$ 22,000
Potential cash earnout payment	$ 43,484
Potential unit earnout (in units) | shares	13,037,165
Second Oak Street Earnout | Contingent consideration:
Asset Acquisition [Line Items]
Quarterly Management Fee Trigger	$ 28,000
Potential cash earnout payment	$ 82,875
Potential unit earnout (in units) | shares	0
Second Oak Street Earnout | Compensation:
Asset Acquisition [Line Items]
Quarterly Management Fee Trigger	$ 28,000
Potential cash earnout payment	$ 48,358
Potential unit earnout (in units) | shares	13,037,165